Equity Incentive Plans (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	Aug. 20, 2020	Jun. 24, 2020	Apr. 30, 2020	Jan. 02, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 22, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					1,000,000
Share-based Payment Arrangement, Noncash Expense					$ 51,055	$ 252,757	$ 277,183	$ 788,599
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					24,553,818
Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					3,266,570
Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					3,035,800
Non-qualified Stock Options [Member] | 21 Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					1,035,800
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased					$ 0.13
Non-qualified Stock Options [Member] | Former Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					287,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested							199,125	79,120	$ 1,035,750
Intrinsic value of vested and settled with issuance of share							1,105,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			800,000
Incentive Stock Bonus Awards [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense							0	44,209
Intrinsic value of vested and settled with issuance of share							0	58,240
Shares Granted, Value, Share-based Payment Arrangement, Forfeited							0	0
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										100,000,000
2017 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					3,035,800
Employees, Directors and Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense						25,163	$ 25,163	$ 278,906
Chief Financial Officer [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased					$ 0.061
Chief Financial Officer [Member] | Non-qualified Stock Options [Member] | June 30, 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					417,000
Chief Financial Officer [Member] | Non-qualified Stock Options [Member] | June 30, 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					665,000
Chief Financial Officer [Member] | Non-qualified Stock Options [Member] | June 30, 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					668,000
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							50,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 6,412
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition							3 months
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Professional Fees									$ 15,000
Stock Issued During Period, Shares, New Issues								197,370
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Professional Fees								$ 60,000
Stock Issued During Period, Shares, New Issues								789,474
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					1,046,382
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					24,399,800
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					50,000,000
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							6,616,900	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							8,616,900	4,924,996
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award							10,250,000
Stock option to purchase - thresholds - performance based							6,000,000
Number of shares forfeited for terminations							4,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				5 years
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense					$ 29,881	171,624	$ 189,568	$ 390,485
Number of Options, Granted							6,616,900	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term								8 years 4 months 24 days
2017 Equity Incentive Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum							114.97%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum							122.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum							0.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum							2.37%
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues								197,370
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues								789,474
2017 Equity Incentive Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 6,412
Share-based Payment Arrangement, Noncash Expense					$ 21,174	$ 55,970	$ 62,452	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					1,230,770	1,521,352
2017 Equity Incentive Plan [Member] | Director [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				500,000			1,500,000	0
Number of Options, Granted				29,266
Share Price				$ 0.07
2017 Equity Incentive Plan [Member] | Two New Independent Directors [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award		2,000,000
Number of Options, Granted		39,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years
Share Price		$ 0.029
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Share based compensation arrangement stock issued and outstanding							21,651,000
2017 Equity Incentive Plan [Member] | Two New Independent Directors [Member] | Non-qualified Stock Options [Member] | April 1, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
2017 Equity Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							5,500,000
2017 Equity Incentive Plan [Member] | Directors [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		5 years					7 years 7 months 6 days	8 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		2,000,000
2019 Special Equity Award [Member] | Director [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				4,000,000
Number of Options, Granted				234,126
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					230,770
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					99,769,230
Share-based Payment Arrangement, Noncash Expense					$ 90,255
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					230,770
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized					100,000,000
2021 Equity Plan [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted					230,770
2021 Equity Plan [Member] | Directors [Member] | Non-qualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	230,770